ISSUED CAPITAL AND RESERVES - Major shareholders (Details) - shares	Dec. 31, 2023	Dec. 31, 2022
ISSUED CAPITAL AND RESERVES
Free float percentage	29.20%
Total percentage of common and voting shares	100.00%
Common shares
ISSUED CAPITAL AND RESERVES
Free float (in shares)	514,258,309
Outstanding shares (in shares)	1,756,731,135
Issued shares, including shares held by a subsidiary of the company (in shares)	766,350	3,374,459
L1T VIP Holdings S.à r.l. (“LetterOne”)
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	47.90%
L1T VIP Holdings S.à r.l. (“LetterOne”) | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	840,625,001
Stichting Administratiekantoor Mobile Telecommunications Investor
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	8.30%
Stichting Administratiekantoor Mobile Telecommunications Investor | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	145,947,562
Lingotto Investment Management LLP
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	7.50%
Lingotto Investment Management LLP | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	131,068,288
Shah Capital Management Inc.
ISSUED CAPITAL AND RESERVES
Percentage of common and voting shares	7.10%
Shah Capital Management Inc. | Common shares
ISSUED CAPITAL AND RESERVES
Total outstanding common shares (in shares)	124,831,975